Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies
Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies

Description of Business

Effective January 1, 2016, we reorganized our reportable segments to align with our new management reporting structure and to align with our long-term strategy. Prior period segment financial information has been recast to conform to 2016 presentation, further described in Note 25. Prior to the reorganization, representation and warranty reserves were reported in the Mortgage Servicing segment and the MSR asset and associated costs were reported in the Other segment. As a result of this change, representation and warranty reserves, as well as the MSR asset and associated costs are now reported in the Mortgage Originations segment.

Flagstar Bancorp, Inc. ("Flagstar" or the "Company"), is a Michigan-based savings and loan holding company founded in 1993. The Company's business is primarily conducted through its principal subsidiary, Flagstar Bank, FSB (the "Bank"), a Michigan-based federally chartered stock savings bank founded in 1987. The Company is the largest bank headquartered in Michigan.

The Bank is subject to regulation, examination and supervision by the Office of the Comptroller of the Currency ("OCC") of the U.S. Department of the Treasury ("U.S. Treasury"). The Bank is also subject to regulation, examination and supervision by the Federal Deposit Insurance Corporation ("FDIC") and the Consumer Financial Protection Bureau (the "CFPB"). The Bank's deposits are insured by the FDIC through the Deposit Insurance Fund. The Company is subject to regulation, examination and supervision by the Board of Governors of the Federal Reserve ("Federal Reserve"). The Bank is also a member of the Federal Home Loan Bank ("FHLB") of Indianapolis.

Consolidation and Basis of Presentation

The Consolidated Financial Statements include our accounts and accounts of all variable interest entities ("VIEs") for which we are the primary beneficiary. The accounting and financial reporting policies of Flagstar and its subsidiaries conform to accounting principles generally accepted in the United States ("GAAP"). Additionally, where applicable the policies conform to the accounting and reporting guidelines prescribed by regulatory authorities. Certain prior period amounts have been reclassified to conform to the current period presentation. The preparation of the Consolidated Financial Statements, requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, revenues and expenses and disclosures of contingent assets and liabilities. Actual results could be materially different from these estimates.

Subsequent Events

Subsequent to December 31, 2015, the Company transferred approximately $800 million conforming residential loans that remained eligible for sale to the Agencies previously classified as held-for-investment to held-for-sale. This transfer was due to a change in management’s intent in 2016 related to those specific loans driven by significant changes in market conditions during the first quarter of 2016 primarily related to a decline in interest rates. Management expects there will be no adverse material impact to the Consolidated Statements of Operations resulting from the change in classification.

The Company has evaluated all subsequent events for potential recognition and disclosure through the filing date of this document.

Cash and Cash Equivalents

Cash and cash equivalents include amounts due from correspondent banks and the Federal Reserve Bank. Short-term investments that have a maturity at the date of acquisition of three months or less and are readily convertible to cash.

Investment Securities

Investment securities classified as trading are recorded at fair value, with unrealized and realized gains or losses included as a component of "other noninterest income" in the Consolidated Statements of Operations.

The Company measures securities classified as available-for-sale at fair value, with unrealized gains and losses, net of tax, included in "other comprehensive income (loss)" in stockholders’ equity. The Company recognizes realized gains and losses on available-for-sale securities when securities are sold. The cost of securities sold is based on the specific identification method. Any gains or losses realized upon the sale of a security are reported in "other noninterest income" in the Consolidated Statements of Operations. The fair value of investment securities is based on observable market prices, when available. If observable market prices are not available, our valuations are based on alternative methods, including: quotes for similar fixed-income securities, matrix pricing, discounted cash flow using benchmark interest rate curves or other factors. The fair values are obtained through independent third parties from pricing services which the Company compares to independent pricing sources on a quarterly basis. See Note 2 and Note 24 of the Notes to the Consolidated Financial Statements, herein, for additional information on recurring fair value and investment security disclosures.

Investment securities held-to-maturity are carried at amortized cost and adjusted for amortization of premiums and accretion of discounts using the interest method. Transfers of investment securities into the held-to-maturity category from the available-for-sale category are accounted for at fair value at the date of transfer. Any related unrealized holding gain (loss), net of tax, that was included in the transfer is retained in other comprehensive income (loss) and is amortized as an adjustment to interest income over the remaining life of the securities.

The Company evaluates available-for-sale and held-to-maturity investment securities for other-than-temporary impairment ("OTTI") on a quarterly basis. An OTTI is considered to have occurred when the fair value of a debt security is below its amortized costs and the Company (1) has the intent to sell the security, (2) will more likely than not be required to sell the security before recovery of its amortized cost, or (3) does not expect to recover the entire amortized cost basis of the security. Investments that have an OTTI are written down through a charge to earnings in "net impairment losses" in the Consolidated Statements of Operations for the amount representing the credit loss on the security and a charge is recognized in other comprehensive income (loss) related to gains (losses), reclassifications, impairments, credit loss and deferred tax.

Investment securities transactions are recorded on the trade date for purchases and sales. Interest earned on investment securities, including the amortization of premiums and the accretion of discounts using the effective interest method over the period of maturity, is included in interest income. For a discussion of valuation of securities, see Note 2 of the Notes to the Consolidated Financial Statements, herein.

Loans Held-for-Sale

The Company classifies loans as held-for-sale when it originates or purchases loans that it intends to sell. The Company has elected the fair value option for the majority of its loans held-for-sale. The Company estimates the fair value of mortgage loans based on quoted market prices for securities backed by similar types of loans, where available, or by discounting estimated cash flows using observable inputs inclusive of interest rates, prepayment speeds and loss assumptions for similar collateral. Loans held-for-sale that are recorded at lower of cost or fair value may be carried at fair value on a nonrecurring basis when the fair value is less than cost. See Note 24 of the Notes to the Consolidated Financial Statements, herein, for additional recurring fair value disclosures.

Loans that are transferred into the held-for-sale portfolio from the held-for-investment portfolio are recorded at the lower of cost or fair value when there is an intent to sell these loans. Gains or losses recognized upon the sale of loans are determined using the specific identification method.

Loans Held-for-Investment

The Company classifies loans that it has the intent and ability to hold until maturity as held-for-investment. Loans held-for-investment are reported at their outstanding principal balance adjusted for any unamortized premiums, discounts, deferred fees and costs (amortized cost). The Company recognizes interest income on held-for-investment loans using the interest method, including the amortization of any deferred cost basis adjustments; unless the Company believes that the ultimate collection of contractual principal or interest payments in full is not reasonably assured. Interest income recorded on our loans is adjusted by the amortization of net premiums, net deferred loan origination costs and the amount of negative amortization (i.e., capitalized interest) arising from our option ARM loans.

Loans originally classified as held-for-sale and subsequently transferred to held-for-investment continue to be measured and reported at fair value on a recurring basis. As a result of the election of the fair value option, changes in fair value are recorded to "other noninterest income" on the Consolidated Statements of Operations. The fair value of these loans is determined using the same methods described above for loans held-for-sale. See Note 24 of the Notes to the Consolidated Financial Statements, herein, for additional recurring fair value disclosures.

When loans originally designated as held-for-sale or loans originally designated as held-for-investment are reclassified, cash flows associated with the loans will be classified in the Consolidated Statements of Cash Flows as operating or investing, as appropriate, in accordance with the initial classification of the loans.

Loan Modifications (Troubled Debt Restructurings)

The Company may modify certain loans in both consumer and commercial loan portfolio segments. Troubled Debt Restructurings ("TDRs") result in those instances in which a borrower demonstrates financial difficulty and for which a concession has been granted. Concessions include reduction of interest rate, extension of amortization period, principal and/or interest forgiveness and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of collateral. If a loan was nonperforming prior to restructuring, these loans will continue on nonaccrual status until the borrower has established a willingness and ability to make the restructured payments for at least six months, after which they will begin to accrue interest.

Consumer loan modifications. For consumer loan programs (e.g., residential first mortgages, second mortgages, HELOC, and other consumer), the Company enters into a modification when the borrower has indicated a hardship, including illness or death in the family or a loss of employment. Other modifications occur when it is confirmed that the borrower does not possess the financial resources necessary to continue making loan payments at the current amount, but the Company’s expectation is that payments at lower amounts can be made. The primary concession given to consumer loan borrowers includes a reduced interest rate and/or an extension of the amortization period or maturity date.

Commercial loan modifications. Modifications of terms for commercial loans are based on individual facts and circumstances. Commercial loan modifications may involve a reduction of the interest rate and/or an extension of the term of the loan. The Company also engages in other loss mitigation activities with troubled borrowers, which include repayment plans, forbearance arrangements, and the capitalization of past due amounts.

Past Due and Impaired Loans

Loans are considered to be past due when any payment of principal or interest is 30 days past the scheduled payment date. While it is the goal of management to collect on loans, the Company attempts to work out a satisfactory repayment schedule or modification with past due borrowers and will undertake foreclosure proceedings if the delinquency is not satisfactorily resolved. The Company's practices regarding past due loans are designed to both assist borrowers in meeting their contractual obligations and minimize losses incurred by the bank.

The Company ceases the accrual of interest on consumer and commercial loans once they become 90 days past due, or earlier when concerns exist as to the ultimate collection of principal or interest. When a loan is placed on nonaccrual status, the accrued interest income is reversed and may only return to accrual status when principal and interest become current and are anticipated to be fully collectible.

Loans are considered impaired if it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement or when any portion of principal or interest is 90 days past due. See Note 24 of the Consolidated Financial Statements, herein, for additional nonrecurring fair value disclosures.

When a loan within any class is impaired, the accrual of interest income is discontinued unless the receipt of principal and interest is no longer in doubt. Interest income is recognized on impaired loans using a cost recovery method unless amounts contractually due are not in doubt. Cash receipts received on nonperforming impaired loans within any class are applied entirely against principal until the loan has been collected in full, after which time any additional cash receipts are recognized as interest income. Cash receipts received on accruing impaired loans within any class are applied in the same manner as accruing loans that are not considered impaired.

Allowance for Loan Losses

The allowance for loan losses represents management's estimate of probable losses in the Company's loans held-for-investment portfolio, excluding loans carried under the fair value option. The Company establishes an allowance when (a) available information indicates that it is probable that a loss has occurred and (b) the amount of the loss can be reasonably estimated. The allowance provides for probable losses that have been identified with specific customer relationships (individually evaluated) and for probable losses believed to be inherent in the loan portfolio but that have not been specifically identified (collectively evaluated). Management assigns qualitative factors to each loan portfolio segment based on consideration of the following factors: changes in lending policies and procedures, changes in economic and business conditions, changes in the nature and volume of the portfolio, changes in lending management, changes in credit quality statistics, changes in the quality of the loan review system, changes in the value of underlying collateral for collateral-dependent loans, changes in concentrations of credit, and other internal or external factor changes.

A specific allowance is established on a loan when it is probable all amounts due will not be collected pursuant to the contractual terms of the loan and the recorded investment in the loan exceeds its fair value. The required allowance is measured using either the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral less estimated disposal costs if the loan is collateral dependent. A general allowance is established for losses inherent on non-impaired loans by segmenting the portfolio based upon common risk characteristics. The general loss is then determined by using a historical loss model which utilizes the Company's loss history by specific product, or if the product is not sufficiently seasoned, per readily available industry peer loss data. The loss model utilizes a loss emergence period that represents the average amount of time between when the loss event first occurs and when the specific loan is charged-off. In addition to the loss history or peer data, the Company also includes a qualitative adjustment that considers economic risks, industry and geographic concentrations and other factors not adequately captured in the Company's methodology.

For both consumer and commercial loans deemed impaired, the loans are evaluated on at least a quarterly basis for impairment. The Company measures the level of impairment based on the present value of the expected future cash flows discounted at the loan’s effective interest rate, the observable market price of the loan, or the fair value of the collateral if the loan is collateral dependent, reduced by estimated disposal costs. If the fair value less the costs to sell are less than the carrying value of the loan, an impairment is recorded, otherwise no allowance is recorded.

Consumer loans secured by real estate are charged-off to the estimated fair value of the collateral when a loss is confirmed or at 180 days past due, whatever is sooner. Loss confirming events include, but are not limited to, bankruptcy (unsecured), continued delinquency, foreclosure or receipt of an asset valuation indicating a collateral deficiency and the asset is the sole source of repayment. For consumer loans not secured by real estate, the charge-off is taken upon confirmation or 120 days past due.

Commercial loans are evaluated on a loan level basis and either charged-off or written down to net realizable value if a loss confirming event has occurred. Loss confirming events include, but are not limited to, bankruptcy (unsecured), continued delinquency, foreclosure, or receipt of an asset valuation indicating a collateral deficiency and that asset is the sole source of repayment.

Loan Sales and Variable Interest Entities

The Company’s recognition of gain or loss on the sale of loans for which it surrenders control is accounted for as a sale to the extent that consideration received does not include a beneficial interest in the transferred assets. In the event the Company retains a beneficial interest in the transferred assets, the carrying value of the assets sold is allocated between the assets sold and the retained interests, other than the mortgage servicing rights, based on their relative fair values. Retained mortgage servicing rights are recorded at fair value.

In assessing whether control has been surrendered, the Company considers (1) whether the transferee would be a consolidated affiliate, (2) the existence and extent of any continuing involvement in the transferred financial assets and (3) the impact of all arrangements or agreements made contemporaneously with or in contemplation of the transfer, even if they were not entered into at the time of transfer.

If the sale criteria are met, the transferred financial assets are removed from the Consolidated Statements of Financial Condition and a gain or loss on sale is recognized. For certain transfers, such as in connection with complex transactions or where the Company has continuing involvement such as servicing responsibilities, generally a legal opinion is obtained as to whether the transfer results in a "true sale" by law.

In order to conclude whether or not a variable interest entity is required to be consolidated, careful consideration will be given to the Company's continuing involvement with the variable interest entity. In circumstances where the Company has both the power to direct the activities of the entity that most significantly impact the entity's performance and the obligation to absorb losses or the right to receive benefits of the entity that could be significant, the Company would conclude that it would consolidate the entity, which would also preclude the Company from recording an accounting sale on the transaction. In the case of a consolidated variable interest entity, the accounting is similar to a secured financing, (i.e., the Company continues to carry the loans and records the related securitized debt on the balance sheet).

Repossessed Assets

Repossessed assets include one-to-four family residential property, commercial property and one-to-four family homes under construction that were acquired through foreclosure or acceptance of a deed-in-lieu of foreclosure. Repossessed assets are initially recorded at estimated fair value of the collateral, less estimated costs to sell. Losses arising from the initial acquisition of such properties are charged against the allowance for loan losses at the time of transfer. Subsequent valuation adjustments to reflect fair value, as well as gains and losses on disposal of these properties, are charged to "asset resolution" within noninterest expense in the Consolidated Statements of Operations as incurred. See Note 24 of the Notes to the Consolidated Financial Statements, herein, for additional nonrecurring fair value disclosures.

Loans with Government Guarantees

The Company originates government guaranteed loans which are pooled and sold as Ginnie Mae mortgage backed securities. Pursuant to Ginnie Mae servicing guidelines, the Company has the unilateral right to repurchase certain delinquent loans (loans past due 90 days or more) securitized in Ginnie Mae pools, if the loans meet defined delinquent loan criteria. As a result of this unilateral right, once the delinquency criteria have been met, and regardless of whether the repurchase option has been exercised, the Company accounts for the loans as if they had been repurchased. The Company recognizes the loans as loans with government guarantees on the Consolidated Statements of Financial Condition and also recognizes a corresponding liability for a corresponding amount recorded in other liabilities on the Consolidated Statement of Financial Condition. If the loan is repurchased, the liability is settled and the loan with government guarantee remains. Once repurchased, the Company may collect losses through a claims process with the FHA, as an approved lender.

The Company adopted ASU Update No. 2014-14, Receivables - Troubled Debt Restructuring by Creditors (Subtopic 310-40) in the first quarter 2015 at which time repossessed assets and the associated claims were recorded separately from the associated loans. At December 31, 2015, repossessed assets and the associated claims were recorded in other assets and at December 31, 2014 repossessed assets and the associated claims were included in loans with government guarantees.

Federal Home Loan Bank Stock

The Bank owns stock in the Federal Home Loan Bank of Indianapolis. No market quotes exist for the stock. The stock is redeemable at par and is carried at cost. The investment is required to permit the Bank to obtain membership in and to borrow from the Federal Home Loan Bank.

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation. Land is carried at historical cost. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets which generally ranges from three to thirty years. Capitalized software is amortized on a straight-line basis over its useful life, which generally ranges from three to seven years. Repair and maintenance costs and software expenditures that are considered general, administrative, or of a maintenance nature are expensed as incurred.

Mortgage Servicing Rights ("MSRs")

The Company purchases and originates mortgage loans for sale to the secondary market and sells the loans on either a servicing-retained or servicing-released basis. For servicing retained sales, an MSR is created at the time of sale which is recorded at fair value. The Company uses an option-adjusted spread valuation utilizing an internal valuation to determine the fair value of MSRs. The key assumptions used in the valuation of MSRs include mortgage prepayment speeds and discount rates. Management obtains third-party valuations of the MSR portfolio on a quarterly basis from independent valuation experts to assess the reasonableness of the fair value calculated by its internal valuation model. Changes in fair value of the Company's mortgage servicing rights are reported on the Consolidated Statements of Operations in "net return on mortgage servicing". See Note 24 of the Notes to the Consolidated Financial Statements, herein, for additional recurring fair value disclosures.

The Company periodically sells portions of its MSRs, and may simultaneously enter into an agreement to subservice the residential mortgage loans sold, which qualify as sales transactions. A transfer of servicing rights related to loans previously sold qualifies as a sale at the date on which title passes, if substantially all risks and rewards of ownership have irrevocably passed to the transferee and any protection provisions retained by the transferor are minor and can be reasonably estimated. In addition, if a sale is recognized and only minor protection provisions exist, a liability is accrued for the estimated obligation associated with those provisions. As MSRs are not considered financial assets for accounting purposes, the transfer of an MSR asset qualifies as a sale based on a risks and rewards approach.

Servicing Fee Income

Servicing fee income, which is included on the Consolidated Statements of Operations as loan administration income, is recorded for fees earned, net of third party subservicing costs for servicing loans. The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned. Late fees and ancillary fees are also included on the Consolidated Statements of Operations as net return on mortgage servicing asset. Subservicing fee income is recorded for fees earned, net of third party subservicing costs, for loans subserviced. Contractual subservicing fees including late fees and other ancillary income are included within loan administration income on the Consolidated Statements of Operations.

Financial Instruments and Derivatives

The Company enters into derivative financial instruments to manage interest rate risk and to facilitate asset/liability management. The Company generally uses derivatives to manage its pipeline of loans held-for-sale with forward commitments to sell Fannie Mae or Freddie Mac or Ginnie Mae mortgage backed securities. Further, the Company occasionally enters into swap agreements to manage the cash flows on certain liabilities. For all derivatives outside of those noted below, the Company does not elect to apply or does not qualify for hedge accounting and therefore accounts for the derivatives as economic undesignated derivatives. Changes in the fair value of the derivatives and realized gains and losses are recognized immediately in total noninterest income on the Consolidated Statements of Operations.

The Company uses interest rate swaps to hedge the forecasted cash flows from its underlying variable-rate Federal Home Loan Bank ("FHLB") advances in a qualifying cash flow hedge accounting relationship. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income on the Consolidated Statement of Financial Condition and reclassified into interest expense along with the debt interest expense in the same period in which the identified hedge transaction is recognized in earnings. Cash flows and the impact on income related to designated hedges is reported in the same category as the underlying hedged item. Derivatives that are designated in hedging relationships are evaluated for effectiveness using regression analysis at the time they are designated and throughout the hedge period.

U.S. Treasury futures and U.S. Treasury options are actively traded and their fair values are obtained from an exchange. Forward loan sale commitments and interest rate swaps are valued based on quoted prices for similar assets in an active market with inputs that are observable. Rate lock commitments are valued using internal models with significant unobservable market parameters. The Company assesses the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions at each period end. As of December 31, 2015 and 2014, the Company determined that the credit valuation adjustments were not significant to the overall valuation of its derivatives.

The Company writes and purchases interest rate swaps for customer-initiated trading derivatives which are used primarily to provide derivative products to customers enabling them to manage their interest rate risk. In the event that a customer requests early termination of a derivative transaction, a termination confirmation and transaction summary will be completed. If the market rate is higher at termination than at trade inception, the customer will receive a payment from the Company. In turn, the Company will receive that payment from the dealer due to the termination of the hedge. Conversely, if the market rate is lower at termination than at trade inception, the Company will be due a payment from the customer. In turn, the Company will owe that payment to the dealer due to the termination of the hedge.

The Company also enters into various derivative agreements with customers in the form of interest-rate lock commitments. As an intermediary, the Company generally maintains a portfolio of matched offsetting derivative agreements. The Company takes into account the impact of bilateral collateral and master netting agreements that allow all derivative contracts held to settle with a single counterparty on a net basis, and to offset the net derivative position with the related collateral when recognizing derivative assets and liabilities. For the rate lock commitments, the gains and losses recorded in earnings are included in "net gain on loan sales" on the Consolidated Statements of Operations.

The Company recognizes all derivatives as either other assets or other liabilities in the Consolidated Statements of Financial Condition at their fair value.

Additional information regarding the accounting for derivatives is provided in Note 11 and additional recurring fair value disclosures in Note 24 of the Notes to the Consolidated Financial Statements, herein.

Income Taxes

We evaluate two components of income tax expense: current and deferred. Current income tax expense represents our estimated taxes to be paid or refunded for the current period. Deferred taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates that will apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date. The Company evaluates its deferred tax assets to determine if, based on all available evidence, it is more likely than not that the deferred tax assets will be realized and establishes a valuation allowance when they are not. We evaluate two components of income tax expense: current and deferred. Current income tax expense represents our estimated taxes to be paid or refunded for the current period.

Representation and Warranty Reserve

When the Company sells mortgage loans into the secondary mortgage market, it makes customary representations and warranties to the purchasers about various characteristics of each loan, such as the manner of origination, the nature and extent of underwriting standards applied and the types of documentation being provided. Typically, these representations and warranties are in place for the life of the loan. If a defect in the origination process is identified, the Company may be required to either repurchase the loan, pay a fee or indemnify the purchaser for losses it sustains on the loan. If there are no such defects, the Company has no liability to the purchaser for losses it may incur on such loan. Upon the sale of a loan, the Company recognizes a liability for that guarantee at its fair value as a reduction of the Company's net gain on loan sales. Subsequent to the sale, the liability is re-measured on an ongoing basis based on an estimate of probable future losses. In each case, these estimates are based on the Company’s most recent data including loss severity on repurchased and indemnified loans, and repurchase requests, among other factors. Changes to the Company’s previous estimates are recorded in the representation and warranty provision in the Consolidated Statements of Operations.

Advertising Costs

Advertising costs are expensed in the period they are incurred and are included as part of "other noninterest expense" in the Consolidated Statements of Operations. Advertising expenses totaled $9 million, $10 million, and $9 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Stock-Based Compensation

All share-based payments to employees, including grants of employee stock options and restricted stock units, are recognized as expense in the Consolidated Statements of Operations based on their fair values. The amount of compensation is measured at the grant date and is expensed over the requisite service period, which is normally the vesting period. The Company utilizes the weighted average assumptions in applying a Black-Scholes model to determine the fair value of employee stock options. See Note 20 of the Notes to the Consolidated Financial Statements, herein, for further discussion and details of stock-based compensation.

Department of Justice ("DOJ") Litigation Settlement

The Company elected the fair value option to account for the liability representing the obligation to make future additional payments under the DOJ litigation settlement. The executed settlement agreement with the DOJ establishes a legally enforceable contract with a stipulated payment plan that meets the definition of a financial liability.

As of December 31, 2015 the remaining future payments totaled $118 million for which the Company used a discounted cash flow model to estimate the current fair value. The model utilizes estimates including the Company's forecasts of net income, balance sheet and capital levels and considers multiple scenarios and possible outcomes as a result of the uncertainty inherent in those inputs which impact the estimated timing of the additional payments. These scenarios are probability weighted and consider the view of a market participant to estimate the fair value of the liability. As of December 31, 2015, the liability was $84 million.

We value our contractual obligation to pay utilizing a discounted cash flow model that incorporates our current estimate of the most likely timing and amount of the cash flows necessary to satisfy the obligation. These cash flow estimates are reflective of our detailed financial and operating projections for the next three years, as well as more general earnings and capital assumptions for subsequent periods. The liability is included in "other liabilities" on the Consolidated Financial Statements. See Note 24 of the Consolidated Financial Statements, herein, for additional information on the valuation of the DOJ litigation settlement.

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, "Revenue from Contracts with Customers (Topic 606)." Under the amended guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The FASB has voted to approve another year deferral of the effective date from January 1, 2017 to January 1, 2019, while allowing for early adoption as of January 1, 2018. Management is currently evaluating this guidance and does not expect this guidance to have a material impact on the Company’s Consolidated Financial Statements, but significant changes to disclosures in the Notes thereto will be required.

In January 2015, the FASB issued ASU No. 2015-01, Income Statement - Extraordinary and Unusual items (Subtopic 225-20). ASU 2015-01 eliminates from U.S. GAAP the concept of extraordinary items, which, among other things, required an entity to segregate extraordinary items considered to be unusual and infrequent from the results of ordinary operations and show the item separately in the financial statements. The ASU is effective for the annual period beginning after December 15, 2015, though early adoption is permitted. The adoption of this guidance is not expected to have a material effect on the Company’s Consolidated Financial Statements or the Notes thereto.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810) - Amendments to the Consolidation Analysis. Under the amended guidance all reporting entities are within the scope of Subtopic 810-10, Consolidation - Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The presumption that a general partner controls a limited partnership has been eliminated. The ASU is effective for the annual period beginning after December 15, 2015, and all reporting periods thereafter. The adoption of this guidance is not expected to have a material effect on the Company’s Consolidated Financial Statements or the Notes thereto.

In April 2015, the FASB issued ASU No. 2015-03, Interest-Imputation of Interest (Subtopic 835-30). The amendments will require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The ASU is effective prospectively or retrospectively for annual and interim periods beginning after December 15, 2015. The adoption of this guidance is not expected to have a material effect on the Company’s Consolidated Financial Statements or the Notes thereto.

In April 2015, the FASB issued ASU No. 2015-05, Intangibles - Goodwill and Other Internal-Use Software. The amendments in this update provide guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other licenses. If it does not include a software license, the customer should account for the arrangement as a service contract. The ASU is effective for the annual period beginning after December 15, 2015, and all reporting periods thereafter. The adoption of this guidance is not expected to have a material effect on the Company’s Consolidated Financial Statements or the Notes thereto.

In May 2015, the FASB issued ASU No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its equivalent). The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient pursuant to ASC 820, Fair Value Measurement. Instead, those investments must be included as a reconciling line item so that the total fair value amount of investments in the disclosure is consistent with the amount on the balance sheet. Further, the ASU specifies that for purposes of calculating historical earnings per unit under the two-class method, the earnings (losses) of a transferred business before the date of a dropdown transaction should be allocated entirely to the general partner. ASU 2015-07 is effective for interim and annual periods beginning after December 15, 2015 and early adoption is permitted. This guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements or the Notes thereto.

In July 2015, the FASB issued ASU No 2015-12, Plan Accounting: Defined Benefit Pension Plans (Topic 960), Defined Contribution Pension Plans (Topic 962), Health and Welfare Benefit Plans (Topic 965): (Part I) Fully Benefit-Responsive Investment Contracts, (Part II) Plan Investment Disclosures, (Part III) Measurement Date Practical Expedient (consensuses of the FASB Emerging Issues Task Force). Under the amendments, fully benefit-responsive investment contracts are measured, presented, and disclosed only at contract value. A plan will continue to provide disclosures that help users understand the nature and risks of fully benefit-responsive investment contracts. ASU 2015-12 is effective retrospectively for fiscal years beginning after December 15, 2015 and early adoption is permitted. This guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements, but disclosures to the Notes thereto will be updated per the requirements.

In September 2015, the FASB issued ASU No 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this ASU require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined and in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition, the amendments require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective retrospectively for fiscal years beginning after December 15, 2015 and early adoption is permitted. This guidance is not expected to have a material impact upon adoption on the Company’s Consolidated Financial Statements, but disclosures to the Notes thereto will be updated per the requirements.

In January 2016, the FASB issued Update 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The new standard significantly revises an entity’s accounting related to the classification and measurement of investments in equity securities and the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. ASU 2016-01 is effective retrospectively for fiscal years beginning after December 15, 2017 and early adoption is permitted. Management is currently evaluating this guidance and does not expect this guidance to have a material impact on the Company’s Consolidated Financial Statements, if any.

In February 2016, the FASB issued Update 2016-02, Leases (Topic 842): Section A - Leases: Amendments to the FASB Accounting Standards Codification, Section B - Conforming Amendments Related to Leases: Amendment to the FASB Accounting Standards Codification, Section C - Background Information and Basis For Conclusions. Lessees will need to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting. ASU 2016-02 is effective retrospectively for fiscal years beginning after December 15, 2019 and early adoption is permitted. The guidance in the Update supersedes Topic 840, Leases. Management is currently evaluating this guidance and does not expect this guidance to have a material impact on the Company’s Consolidated Financial Statements.